UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22893

Fidelity Oxford Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Commodity Strategy Central Fund

Semi-Annual Report
January 31, 2024

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Consolidated Investment Summary January 31, 2024 (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.
Commodity Instruments (% of Fund's net assets)*

Commodity Sector Diversification (% of Fund's net assets)*

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 10.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.35% 2/8/24 to 4/4/24 (b) (Cost $21,833,139)	22,000,000	21,832,674

Money Market Funds - 89.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $182,845,594)	182,816,212	182,852,775

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $204,678,733)	204,685,449
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(576,945)
NET ASSETS - 100.0%	204,108,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	220	Jul 2024	5,131,500	(260,535)	(260,535)
CBOT Corn Contracts (United States)	89	May 2024	2,040,325	4,593	4,593
CBOT Corn Contracts (United States)	101	Sep 2024	2,381,075	(117,504)	(117,504)
CBOT HRW Wheat Contracts (United States)	37	Sep 2024	1,158,100	(63,168)	(63,168)
CBOT KC HRW Wheat Contracts (United States)	78	May 2024	2,418,975	15,533	15,533
CBOT Soybean Contracts (United States)	61	May 2024	3,759,888	9,083	9,083
CBOT Soybean Contracts (United States)	112	Jul 2024	6,953,800	30,411	30,411
CBOT Soybean Contracts (United States)	19	Nov 2024	1,139,763	(23,178)	(23,178)
CBOT Soybean Meal Contracts (United States)	109	May 2024	3,968,690	124,839	124,839
CBOT Soybean Meal Contracts (United States)	131	Jul 2024	4,802,460	36,641	36,641
CBOT Soybean Oil Contracts (United States)	110	Dec 2024	3,023,460	(173,540)	(173,540)
CBOT Soybean Oil Contracts (United States)	74	May 2024	2,066,376	4,725	4,725
CBOT Soybean Oil Contracts (United States)	49	Jul 2024	1,376,214	(760)	(760)
CBOT Wheat Contracts (United States)	67	May 2024	2,027,588	(47,378)	(47,378)
CBOT Wheat Contracts (United States)	57	Sep 2024	1,769,850	(62,082)	(62,082)
CME Lean Hogs Contracts (United States)	16	Aug 2024	622,080	(17)	(17)
CME Lean Hogs Contracts (United States)	26	Oct 2024	869,960	20,758	20,758
CME Lean Hogs Contracts (United States)	43	Apr 2024	1,458,990	31,384	31,384
CME Live Cattle Contracts (United States)	80	Apr 2024	5,782,400	(72,728)	(72,728)
COMEX Copper Contracts (United States)	73	May 2024	7,144,875	116,932	116,932
COMEX Copper Contracts (United States)	39	Jul 2024	3,834,188	96,765	96,765
COMEX Gold 100 oz. Contracts (United States)	141	Apr 2024	28,943,020	(2,704)	(2,704)
COMEX Silver Contracts (United States)	77	Mar 2024	8,841,525	35,423	35,423
ICE Brent Crude Contracts (United Kingdom)	217	Mar 2024	17,396,890	685,969	685,969
ICE Coffee 'C' Contracts (United States)	111	May 2024	7,948,294	163,628	163,628
ICE Cotton No. 2 Contracts (United States)	14	Dec 2024	570,500	22,860	22,860
ICE Cotton No. 2 Contracts (United States)	39	Jul 2024	1,699,035	560	560
ICE Gas Oil Contracts (United Kingdom)	95	May 2024	7,545,375	125,280	125,280
ICE Sugar No. 11 Contracts (United States)	310	Apr 2024	8,072,400	290,258	290,258
LME Aluminum Contracts (United Kingdom)	97	May 2024	5,551,092	49,843	49,843
LME Aluminum Contracts (United Kingdom)	48	Jul 2024	2,782,704	154,662	154,662
LME Lead Contracts (United Kingdom)	11	May 2024	595,757	(1,920)	(1,920)
LME Lead Contracts (United Kingdom)	11	Jul 2024	597,201	36,162	36,162
LME Nickel Contracts (United Kingdom)	18	Jul 2024	1,781,244	(38,891)	(38,891)
LME Nickel Contracts (United Kingdom)	35	May 2024	3,427,410	(75,604)	(75,604)
LME Zinc Contracts (United Kingdom)	26	Jul 2024	1,650,578	70,510	70,510
LME Zinc Contracts (United Kingdom)	78	May 2024	4,936,133	(88,265)	(88,265)
NYMEX Gasoline RBOB Contracts (United States)	32	Aug 2024	3,106,253	99,254	99,254
NYMEX Natural Gas Contracts (United States)	245	Jun 2024	6,252,760	(194,032)	(194,032)
NYMEX Natural Gas Contracts (United States)	245	Apr 2024	5,497,850	(49,770)	(49,770)
NYMEX NY Harbor USLD Contracts (United States)	57	Apr 2024	6,342,664	219,134	219,134
NYMEX WTI Crude Oil Contracts (United States)	211	Apr 2024	15,925,320	(191,672)	(191,672)
NYMEX WTI Crude Oil Contracts (United States)	12	Aug 2024	890,400	(2,528)	(2,528)

TOTAL FUTURES CONTRACTS					978,931
The notional amount of futures purchased as a percentage of Net Assets is 100.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $218,273,031.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,352,471.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	222,469,801	71,412,749	111,029,775	5,472,264	-	-	182,852,775	0.3%
Total	222,469,801	71,412,749	111,029,775	5,472,264	-	-	182,852,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	21,832,674	-	21,832,674	-

Money Market Funds	182,852,775	182,852,775	-	-
Total Investments in Securities:	204,685,449	182,852,775	21,832,674	-
Derivative Instruments: Assets
Futures Contracts	2,445,207	2,445,207	-	-
Total Assets	2,445,207	2,445,207	-	-
Liabilities
Futures Contracts	(1,466,276)	(1,466,276)	-	-
Total Liabilities	(1,466,276)	(1,466,276)	-	-
Total Derivative Instruments:	978,931	978,931	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	2,445,207	(1,466,276)
Total Commodity Risk	2,445,207	(1,466,276)
Total Value of Derivatives	2,445,207	(1,466,276)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,833,139)	$21,832,674
Fidelity Central Funds (cost $182,845,594)	182,852,775

Total Investment in Securities (cost $204,678,733)		$204,685,449
Receivable for fund shares sold		40,312
Distributions receivable from Fidelity Central Funds		831,950
Prepaid expenses		6,250
Total assets		205,563,961
Liabilities
Payable for fund shares redeemed	$123,017
Payable for daily variation margin on futures contracts	1,323,538
Other payables and accrued expenses	8,902
Total Liabilities		1,455,457
Net Assets		$204,108,504
Net Assets consist of:
Paid in capital		$253,618,581
Total accumulated earnings (loss)		(49,510,077)
Net Assets		$204,108,504
Net Asset Value, offering price and redemption price per share ($204,108,504 ÷ 2,301,189 shares)		$88.70
Consolidated Statement of Operations
		Six months ended January 31, 2024 (Unaudited)
Investment Income
Interest		$663,893
Income from Fidelity Central Funds		5,472,264
Total Income		6,136,157
Expenses
Custodian fees and expenses	$1,404
Independent trustees' fees and expenses	403
Subsidiary directors' fees	7,500
Miscellaneous	5
Total expenses before reductions	9,312
Expense reductions	(18)
Total expenses after reductions		9,294
Net Investment income (loss)		6,126,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,451
Futures contracts	(7,520,007)
Total net realized gain (loss)		(7,518,556)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Investments	(465)
Futures contracts	(9,611,224)
Total change in net unrealized appreciation (depreciation)		(9,611,689)
Net gain (loss)		(17,130,245)
Net increase (decrease) in net assets resulting from operations		$(11,003,382)
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,126,863	$23,560,216
Net realized gain (loss)	(7,518,556)	(136,037,242)
Change in net unrealized appreciation (depreciation)	(9,611,689)	22,085,037
Net increase (decrease) in net assets resulting from operations	(11,003,382)	(90,391,989)
Distributions to shareholders	(14,843,294)	(190,282,714)

Affiliated share transactions
Proceeds from sales of shares	5,947,240	231,103,530
Reinvestment of distributions	14,843,294	190,282,714
Cost of shares redeemed	(30,985,026)	(640,212,741)

Net increase (decrease) in net assets resulting from share transactions	(10,194,492)	(218,826,497)
Total increase (decrease) in net assets	(36,041,168)	(499,501,200)

Net Assets
Beginning of period	240,149,672	739,650,872
End of period	$204,108,504	$240,149,672

Other Information
Shares
Sold	65,995	1,951,768
Issued in reinvestment of distributions	157,473	1,769,881
Redeemed	(332,569)	(6,529,957)
Net increase (decrease)	(109,101)	(2,808,308)

Share activity has been adjusted to reflect the impact of the 1 for 23 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

Consolidated Financial Highlights
Fidelity® Commodity Strategy Central Fund

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023 A	2022 A	2021 A	2020 A	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$99.64	$141.68	$133.63	$96.37	$110.86	$154.33
Income from Investment Operations
Net investment income (loss) B,C	2.59	4.04	.46	- D	1.61	2.76
Net realized and unrealized gain (loss)	(7.24)	(14.61)	30.36	37.72	(12.65)	(11.96)
Total from investment operations	(4.65)	(10.57)	30.82	37.72	(11.04)	(9.20)
Distributions from net investment income	(6.29)	(31.47)	(22.77)	(.46)	(3.45)	(6.10)
Distributions from net realized gain	-	-	-	-	-	(28.17)
Total distributions	(6.29)	(31.47)	(22.77)	(.46)	(3.45)	(34.27)
Net asset value, end of period	$88.70	$99.64	$141.68	$133.63	$96.37	$110.86
Total Return E,F	(4.96)%	(8.89)%	27.64%	39.20%	(10.40)%	(6.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I,J	-% K	-% K	-% K	.02%	.02%
Expenses net of fee waivers, if any	.01% I,J	-% K	-% K	-% K	.02%	.02%
Expenses net of all reductions	.01% I,J	-% K	-% K	-% K	.01%	.02%
Net investment income (loss)	5.54% I,J	3.87%	.36%	.05%	1.61%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$204,109	$240,150	$739,651	$761,909	$47,326	$238,767
Portfolio turnover rate L	-% I	-%	-%	-%	-%	-%

APer share amounts have been adjusted to reflect the impact of the 1 for 23 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount represents less than .005%.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 Notes to Consolidated Financial Statements
(Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity Commodity Strategy Central Fund (the Fund) is a fund of Fidelity Oxford Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 18, 2022, the Fund underwent a 1 for 23 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:23, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Financial Highlights and Shares activity presented in the Consolidated Statement of Changes in Net Assets for prior fiscal years of the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Commodity Strategy Central Fund	Geode Commodity Return Central Cayman Ltd.	28,500,713	14.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,035,027
Gross unrealized depreciation	(9,049,380)
Net unrealized appreciation (depreciation)	$985,647
Tax cost	$204,678,733

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(34,612,764)
Long-term	(-)
Total capital loss carryforward	$(34,612,764)
Due to large subscriptions in a prior period, approximately $33,488,268 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $411,607 of those capital losses per year to offset capital gains.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives fees from FMR for investment management services provided to the Fund. Under the management contract, the investment adviser pays all other expenses, except custody fees, the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024

Fidelity® Commodity Strategy Central Fund	.0084%
Actual		$ 1,000	$ 950.40	$ .04
Hypothetical-B		$ 1,000	$ 1,025.09	$ .04

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Commodity Strategy Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Geode, and also Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays Geode a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund. The Board also considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, a public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2024.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Jennifer Toolin McAuliffe
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Christine J. Thompson
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Elizabeth S. Acton
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Laura M. Bishop
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Ann E. Dunwoody
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
John Engler
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Robert F. Gartland
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Robert W. Helm
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Arthur E. Johnson
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Michael E. Kenneally
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Mark A. Murray
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Carol J. Zierhoffer
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00

Proposal 1 reflects trust wide proposal and voting results.

1.901063.114
CRC-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024